Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 12—RELATED PARTY TRANSACTIONS
Below is a summary of our related party transactions as reported on our Consolidated Statements of Operations during the years ended December 31, 2021, 2020 and 2019 (in millions):

	Year Ended December 31,
	2021	2020	2019
LNG revenues—affiliate
Cheniere Marketing Agreements	$1,837	$468	$719
Contracts for Sale and Purchase of Natural Gas and LNG	50	15	7

Total LNG revenues—affiliate	1,887	483	726

Cost of sales—affiliate
Contracts for Sale and Purchase of Natural Gas and LNG	19	30	3
Cheniere Marketing Agreements	31	—	—

Total cost of sales—affiliate	50	30	3

Cost of sales—related party
Natural Gas Supply Agreement (1)	146	114	86

Operating and maintenance expense—affiliate
Services Agreements	105	89	58
Land Agreements	1	1	1

Total operating and maintenance expense—affiliate	106	90	59

Operating and maintenance expense—related party
Natural Gas Transportation Agreements	9	6	—

General and administrative expense—affiliate
Services Agreements	28	20	11

(1)
Includes amounts recorded related to natural gas supply contracts that we had with a related party. This agreement ceased to be considered a related party agreement as of December 31, 2021, as discussed below.

We had $35 million and $32 million due to affiliates as of December 31, 2021 and 2020, respectively, under agreements with affiliates, as described below.

Cheniere Marketing Agreements
Cheniere Marketing SPA
CCL has a fixed price SPA with Cheniere Marketing (the “Cheniere Marketing Base SPA”) with a term of 20 years which allows Cheniere Marketing to purchase, at its option, (1) up to a cumulative total of 150 TBtu of LNG within the commissioning periods for Trains 1 through 3 and (2) any excess LNG produced by the Liquefaction Facilities that is not committed to customers under third party SPAs. Under the Cheniere Marketing Base SPA, Cheniere Marketing may, without charge, elect to suspend deliveries of cargoes (other than commissioning cargoes) scheduled for any month under the applicable annual delivery program by providing specified notice in advance. Additionally, CCL has: (1) a fixed price SPA with a term through 2043 with Cheniere Marketing which allows them to purchase volumes of approximately 15 TBtu per annum of LNG and (2) an SPA with Cheniere Marketing for approximately 44 TBtu of LNG with a maximum term up to 2026 associated with the integrated production marketing gas supply agreement between CCL and EOG Resources, Inc. As of December 31, 2021 and 2020, CCL had $314 million and $39 million of accounts receivable—affiliate, respectively, under these agreements with Cheniere Marketing.
Facility Swap Agreement
We have entered into an arrangement with subsidiaries of Cheniere to provide the ability, in limited circumstances, to potentially fulfill commitments to LNG buyers in the event operational conditions impact operations at either the Sabine Pass or Corpus Christi liquefaction facilities. The purchase price for such cargoes would be (i) 115% of the applicable natural gas feedstock purchase price or (ii) a free-on-board
U.S. Gulf Coast LNG market price, whichever is greater.
Services Agreements
Gas and Power Supply Services Agreement (“G&P Agreement”)
CCL has a G&P Agreement with Cheniere Energy Shared Services, Inc. (“Shared Services”), a wholly owned subsidiary of Cheniere, pursuant to which Shared Services will manage the gas and power procurement requirements of CCL. The services include, among other services, exercising the day-to-day
management of CCL’s natural gas and power supply requirements, negotiating agreements on CCL’s behalf and providing other administrative services. Prior to the substantial completion of each Train of the Liquefaction Facilities, no monthly fee payment is required except for reimbursement of operating expenses. After substantial completion of each Train of the Liquefaction Facilities, for services performed while the Liquefaction Facilities is operational, CCL will pay, in addition to the reimbursement of operating expenses, a fixed monthly fee of $125,000 (indexed for inflation) for services with respect to such Train.
Operation and Maintenance Agreements (“O&M Agreements”)
CCL has an O&M Agreement (“CCL O&M Agreement”) with Cheniere LNG O&M Services, LLC (“O&M Services”), a wholly owned subsidiary of Cheniere, pursuant to which CCL receives all of the necessary services required to construct, operate and maintain the Liquefaction Facilities. The services to be provided include, among other services, preparing and maintaining staffing plans, identifying and arranging for procurement of equipment and materials, overseeing contractors, administering various agreements, information technology services and other services required to operate and maintain the Liquefaction Facilities. Prior to the substantial completion of each Train of the Liquefaction Facilities, no monthly fee payment is required except for reimbursement of operating expenses. After substantial completion of each Train of the Liquefaction Facilities, for services performed while the Liquefaction Facilities is operational, CCL will pay, in addition to the reimbursement of operating expenses, a fixed monthly fee of $125,000 (indexed for inflation) for services with respect to such Train.
CCP has an O&M Agreement (“CCP O&M Agreement”) with O&M Services pursuant to which CCP receives all of the necessary services required to construct, operate and maintain the Corpus Christi Pipeline. The services to be provided include, among other services, preparing and maintaining staffing plans, identifying and arranging for procurement of equipment and materials, overseeing contractors, information technology services and other services required to operate and maintain the Corpus Christi Pipeline. CCP is required to reimburse O&M Services for all operating expenses incurred on behalf of CCP.
Management
Services Agreements (“MSAs”)
CCL has a MSA with Shared Services pursuant to which Shared Services manages the construction and operation of the Liquefaction Facilities, excluding those matters provided for under the G&P Agreement and the CCL O&M Agreement. The services include, among other services, exercising the day-to-day
management of CCL’s affairs and business, managing CCL’s regulatory matters, preparing status reports, providing contract administration services for all contracts associated with the Liquefaction Facilities and obtaining insurance. Prior to the substantial completion of each Train of the Liquefaction Facilities, no monthly fee payment is required except for reimbursement of expenses. After substantial completion of each Train, CCL will pay, in addition to the reimbursement of related expenses, a monthly fee equal to 3% of the capital expenditures incurred in the previous month and a fixed monthly fee of $375,000 for services with respect to such Train.
CCP has a MSA with Shared Services pursuant to which Shared Services manages CCP’s operations and business, excluding those matters provided for under the CCP O&M Agreement. The services include, among other services, exercising the day-to-day
management of CCP’s affairs and business, managing CCP’s regulatory matters, preparing status reports, providing contract administration services for all contracts associated with the Corpus Christi Pipeline and obtaining insurance. CCP is required to reimburse Shared Services for the aggregate of all costs and expenses incurred in the course of performing the services under the MSA.
Natural Gas Supply Agreement
CCL is party to a natural gas supply agreement with a related party in the ordinary course of business, to obtain a fixed minimum daily volume of feed gas for the operation of the Liquefaction Project. However, this entity was acquired by a non-related
party on November 1, 2021; therefore, as of such date, this agreement ceased to be considered a related party. In addition to the amounts recorded on our Consolidated Statements of Operations in the table above, CCL recorded accrued liabilities—related party of $13 million, current derivative assets—related party of $3 million and derivative assets—related party of $1 million as of December 31, 2020 related to this agreement.
Natural Gas Transportation Agreements
Agreements with Related Party
CCL is party to natural gas transportation agreements with a related party in the ordinary course of business for the operation of the Liquefaction Project, for a period of 10 years which began in May 2020. Cheniere accounts for its investment in this related party as an equity method investment. In addition to the amounts recorded on our Consolidated Statements of Operations in the table above, CCL recorded accrued liabilities—related party of $1 million as of both December 31, 2021 and 2020 related to this agreement.
Agreements with Cheniere Corpus Christi Liquefaction Stage III, LLC
Cheniere Corpus Christi Liquefaction Stage III, LLC, a wholly owned subsidiary of Cheniere, has a transportation precedent agreement with CCP to secure firm pipeline transportation capacity for the transportation of natural gas feedstock to the expansion of the Corpus Christi LNG terminal it is constructing adjacent to the Liquefaction Project. The agreement will have a primary term of 20 years from the service commencement date with right to extend the term for two successive five-year terms.

Contracts for Sale and Purchase of Natural Gas and LNG
CCL has an agreement with Sabine Pass Liquefaction, LLC that allows them to sell and purchase natural gas with each other. Natural gas purchased under this agreement is initially recorded as inventory and then to cost of sales—affiliate upon its sale, except for purchases related to commissioning activities which are capitalized as LNG terminal construction-in-process.
Natural gas sold under this agreement is recorded as LNG revenues—affiliate.
CCL also has an agreement with Midship Pipeline Company, LLC that allows them to sell and purchase natural gas with each other.
Land Agreements
Lease Agreements
CCL has agreements with Cheniere Land Holdings, LLC (“Cheniere Land Holdings”), a wholly owned subsidiary of Cheniere, to lease the land owned by Cheniere Land Holdings for the Liquefaction Facilities. The total annual lease payment is $0.6 million and the terms of the agreements range from three to 10 years.
Easement Agreements
CCL has agreements with Cheniere Land Holdings which grant CCL easements on land owned by Cheniere Land Holdings for the Liquefaction Facilities. The total annual payment for easement agreements is $0.1 million, excluding any previously paid one-time
payments, and the terms of the agreements range from three to five years.
Dredge Material Disposal Agreement
CCL has a dredge material disposal agreement with Cheniere Land Holdings that terminates in 2042 which grants CCL permission to use land owned by Cheniere Land Holdings for the deposit of dredge material from the construction and maintenance of the Liquefaction Facilities. Under the terms of the agreement, CCL will pay Cheniere Land Holdings $0.50 per cubic yard of dredge material deposits up to 5.0 million cubic yards and $4.62 per cubic yard for any quantities above that.
Tug Hosting Agreement
In February 2017, CCL entered into a tug hosting agreement with Corpus Christi Tug Services, LLC (“Tug Services”), a wholly owned subsidiary of Cheniere, to provide certain marine structures, support services and access necessary at the Liquefaction Facilities for Tug Services to provide its customers with tug boat and marine services. Tug Services is required to reimburse CCL for any third party costs incurred by CCL in connection with providing the goods and services.
State Tax Sharing Agreements
CCL has a state tax sharing agreement with Cheniere. Under this agreement, Cheniere has agreed to prepare and file all state and local tax returns which CCL and Cheniere are required to file on a combined basis and to timely pay the combined state and local tax liability. If Cheniere, in its sole discretion, demands payment, CCL will pay to Cheniere an amount equal to the state and local tax that CCL would be required to pay if CCL’s state and local tax liability were calculated on a separate company basis. There have been no state and local taxes paid by Cheniere and Cheniere has not demanded any such payments from CCL under the agreement. The agreement is effective for tax returns due on or after May 2015.
CCP has a state tax sharing agreement with Cheniere. Under this agreement, Cheniere has agreed to prepare and file all state and local tax returns which CCP and Cheniere are required to file on a combined basis and to timely pay the combined state and local tax liability. If Cheniere, in its sole discretion, demands payment, CCP will pay to Cheniere an amount equal to the state and local tax that CCP would be required to pay if CCP’s state and local tax liability were calculated on a separate company basis. There have been no state and local taxes paid by Cheniere and Cheniere has not demanded any such payments from CCP under the agreement. The agreement is effective for tax returns due on or after May 2015.
Equity Contribution Agreements
Equity Contribution Agreement
In May 2018, we amended and restated the existing equity contribution agreement with Cheniere (the “Equity Contribution Agreement”) pursuant to which Cheniere agreed to provide cash contributions up to approximately $1.1 billion, not including $2.0 billion previously contributed under the original equity contribution agreement. As of December 31, 2021, we have received $703 million in contributions under the Equity Contribution Agreement and Cheniere has no outstanding letters of credit on our behalf. Cheniere is only required to make additional contributions under the Equity Contribution Agreement after the commitments under the CCH Credit Facility have been reduced to zero and to the extent cash flows from operations of the Liquefaction Project are unavailable for Liquefaction Project costs.